Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Ordinary Shares		Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity	Non- controlling Interest	Total
Balance at Sep. 30, 2024			[1]		[1]	$ 7,827	[1]	$ 6,749,144	$ 2,593,076	$ 20,021,346	$ (556,209)	$ 28,815,184	$ (262,724)	$ 28,552,460
Balance (in Shares) at Sep. 30, 2024	[1]					7,827,355
Net (loss) income			[1]		[1]		[1]			(89,008)		(89,008)	98,006	8,998
Statutory reserve			[1]		[1]		[1]		71,473	(71,473)
Foreign currency translation gain (loss)			[1]		[1]		[1]				(813,626)	(813,626)	8,489	(805,137)
Balance at Mar. 31, 2025			[1]		[1]	$ 7,827		6,749,144	2,664,549	19,860,865	(1,369,835)	27,912,550	(156,229)	27,756,321
Balance (in Shares) at Mar. 31, 2025			[1]		[1]	7,827,355
Balance at Sep. 30, 2025			[1]		[1]	$ 7,827		6,749,144	2,864,741	20,940,978	(923,968)	29,638,722	(66,255)	29,572,467
Balance (in Shares) at Sep. 30, 2025			[1]		[1]	7,827,355
Reclassification of ordinary shares into Class A and Class B ordinary shares		$ 6,827		$ 1,000		$ (7,827)
Reclassification of ordinary shares into Class A and Class B ordinary shares (in Shares)		6,827,355		1,000,000		(7,827,355)
Effect of rounding fractional shares into whole shares upon the reverse share split
Effect of rounding fractional shares into whole shares upon the reverse share split (in Shares)		28
Net (loss) income			[1]		[1]					(107,735)		(107,735)	(101,269)	(209,004)
Foreign currency translation gain (loss)			[1]		[1]						788,907	788,907	(3,566)	785,341
Balance at Mar. 31, 2026		$ 6,827	[1]	$ 1,000	[1]			$ 6,749,144	$ 2,864,741	$ 20,833,243	$ (135,061)	$ 30,319,894	$ (171,090)	$ 30,148,804
Balance (in Shares) at Mar. 31, 2026		6,827,383	[1]	1,000,000	[1]

[1]	Retrospectively adjusted to reflect to the 1-for-20 reverse share split effective on March 16, 2026.